Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total	Share Capital	Warrants	Contributed Surplus	Convertible Notes-Equity Components	Contingent Consideration	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non-controlling Interest
Beginning balance at Feb. 28, 2017	$ 11,521	$ 15,136					$ (3,615)
Net loss	(12,995)						(12,995)
Share issuances	8,123	8,123
Shares issued to related parties	3,000	3,000
Share issuance costs	(515)	(515)
Share-based compensation	4,576	25		$ 4,551
Ending balance at Feb. 28, 2018	13,710	25,769		4,551			(16,610)
Net loss	(56,526)						(56,526)
Share issuances	20,452	20,452
Shares issued to related parties	16,474	16,474
Share issuance costs	(310)	(310)
Share repurchase	(16,565)	(827)					(15,738)
Fair value allocated to warrants		(3,108)	$ 3,108
Warrants exercised	2,182	2,182		(1,865)
Share-based compensation	7,410	521		6,889
Employee warrants exercised	2,033	3,980		(1,947)
Equity component of convertible notes	3,232				$ 3,232
Ending balance at Dec. 31, 2018	(7,908)	65,133	3,108	9,493	3,232		(88,874)
Net loss	(271,629)						(271,464)		$ (165)
Other comprehensive income	6,866							$ 6,866
Share issuances	198,378	198,378
Shares issued to related parties	69,293	63,460	5,833
Share issuance costs	(12,770)	(12,770)
Business acquisitions	47,007	39,849				$ 2,279			4,879
Convertible debt - conversions	117,025	113,526	6,731		$ (3,232)
Warrants reclassified from liability	16,091		16,091
Warrants exercised	17,950	21,882	(3,932)	(16,310)
Share-based compensation	39,524	2,515		37,009
Employee warrants exercised	1,371	17,681		(16,310)
Ending balance at Dec. 31, 2019	$ 221,198	$ 509,654	$ 27,831	$ 30,192		$ 2,279	$ (360,338)	$ 6,866	$ 4,714